CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014
Current Assets
Cash and Cash Equivalents	$ 7,432	$ 46,398
Accounts Receivable, net	3,714	3,103
Prepaid Expenses	275	350
Inventory	930	235
Other Current Assets	3,590	1,657
Total Current Assets	15,941	51,743
Non-current Assets
Vessels, Net	317,519	255,043
Deposit on Contracts for Vessels	7,962	15,176
Other Non-current Assets	1,256	459
Total Non-current Assets	326,737	270,678
Total Assets	342,677	322,421
Current Liabilities
Accounts Payable	1,115	882
Accounts Payable, related party	511	673
Accrued Liabilities	1,244	424
Taxes Payable	1,212	1,212
Other Current Liabilities	3,577	0
Total Current Liabilities	7,659	3,191
Long-term Debt	42,000	0
Other Long-term Liabilities	2,147	0
Total Liabilities	44,147	0
Commitments and Contingencies	0	0
Shareholders' Equity
Preferred shares, par value $0.01 per Share; 50,000,000 and 50,000,000 shares authorized, none issued at September 30, 2015 and December 31, 2014 respectively	0	0
Common shares, par value $0.01 per Share; 200,000,000, 23,431,370 issued and 22,931,396 outstanding at September 30, 2015 and 23,431,370 issued and outstanding December 31, 2014	234	234
Treasury Shares	(3,451)	0
Additional Paid-in Capital	300,495	318,996
Accumulated Deficit	(6,407)	0
Total Shareholders' Equity	290,871	319,230
Total Liabilities and Shareholders' Equity	$ 342,677	$ 322,421